Employee Benefits (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Employee Benefits
Contributions to medical and pension schemes	¥ 1,804.8	¥ 1,778.7	¥ 1,786.5
Other employee benefits	1,353.0	1,412.9	1,398.1
Total group's employee welfare benefits expense	¥ 3,157.8	¥ 3,191.6	¥ 3,184.6